Segmented Information - Segment Results by Geographical Area (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 23,322	$ 35,688
Asset Management
Disclosure of operating segments [line items]
Revenue	5,757	5,855
Asset Management | United States
Disclosure of operating segments [line items]
Revenue	5,173	5,299
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Revenue	288	289
Asset Management | Canada
Disclosure of operating segments [line items]
Revenue	251	233
Asset Management | Other countries
Disclosure of operating segments [line items]
Revenue	45	34
Corporate
Disclosure of operating segments [line items]
Revenue	(948)	258
Corporate | United States
Disclosure of operating segments [line items]
Revenue	61	112
Corporate | United Kingdom
Disclosure of operating segments [line items]
Revenue	(1,014)	74
Corporate | Canada
Disclosure of operating segments [line items]
Revenue	9	75
Corporate | Other countries
Disclosure of operating segments [line items]
Revenue	$ (4)	$ (3)